Summary Prospectus	December 22, 2010

Invesco Van Kampen Corporate Bond Fund

Class: A (ACCBX), B (ACCDX), C (ACCEX), R (ACCZX), Y (ACCHX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 22, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objectives
The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R		Y

Management Fees	0.39%	0.39%	0.39%	0.39%		0.39%

Distribution and/or Service (12b-1) Fees	0.25	0.59	0.95	0.50		None

Other Expenses[1]	0.25	0.25	0.25	0.25	[1]	0.25

Total Annual Fund Operating Expenses[1]	0.89	1.23	1.59	1.14	[1]	0.64

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$562	$745	$945	$1,519

Class B	625	690	876	1,395

Class C	262	502	866	1,889

Class R	116	362	628	1,386

Class Y	65	205	357	798

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$562	$745	$945	$1,519

Class B	125	390	676	1,395

Class C	162	502	866	1,889

Class R	116	362	628	1,386

Class Y	65	205	357	798

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Corporate Bond Fund (the predecessor fund) and the Fund for the most recent fiscal year was 74% of the average value of the portfolio.

Principal Investment Strategies of the Fund
The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in corporate bonds. For these purposes a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a

1        Invesco Van Kampen Corporate Bond Fund

VK-CBDSUM-PRO-1

measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark).

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Specialist decision makers employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities decide to purchase or sell securities using their relative value considerations. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Types of Securities. Under normal market conditions, the Fund invests primarily in corporate debt securities with original maturities of more than one year. The Fund may invest up to 20% of its total assets in convertible securities and up to 10% of its total assets in preferred stocks. In addition, a portion or all of the Fund’s total assets may be invested in securities issued by foreign governments or corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities. The Fund may from time to time invest in derivative instruments such as futures contracts and swap agreements, including but not limited to interest rate futures, credit default swaps, and engage in mortgage dollar roll transactions, a form of repurchase agreement activity in the to-be-announced (TBA) market for agency MBS. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus. The Fund may engage in dollar roll transactions to enhance the Fund’s return on cash.

Quality Levels. Under normal market conditions, between 60% to 100% of the Fund’s total assets are invested in investment grade securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) at the time they are purchased, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated Prime by Moody’s or A by S&P and cash and cash equivalents.

Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P at the time of purchase. No more than 20% of the Fund’s total assets may be invested in securities rated B or lower by Moody’s or S&P, or which are unrated, although it is the Fund’s current policy not to buy any securities rated below B or unrated securities judged by the Adviser to be of comparable quality. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities of comparable quality are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. To the extent that the Fund invests in securities with medium- or lower-credit qualities, it is subject to a higher level of credit risk than a fund that invests only in investment grade securities. Medium- and lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of lower-grade securities, especially those with longer maturities or those that do not make regular interest payments, generally are more sensitive to negative issuer developments or adverse economic conditions and may be more volatile than are higher-grade securities.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying security.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

2        Invesco Van Kampen Corporate Bond Fund

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Year-to-date returns include returns of the Fund for periods ending on and after June 1, 2010.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Class A Shares year-to-date (ended September 30, 2010): 10.13%
Best Quarter (ended June 30, 2009): 11.08%
Worst Quarter (ended September 30, 2008): (8.41)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10	Since
	Year	Years	Years	Inception

Class A: Inception (09/23/1971)
Return Before Taxes	15.26%	3.34%	5.19%	—
Return After Taxes on Distributions	12.98	1.53	3.12	—
Return After Taxes on Distributions and Sale of Fund Shares	9.78	1.76	3.16	—

Class B: Inception (09/28/1992)	15.56	3.37	5.07	—

Class C: Inception (08/30/1993)	19.10	3.64	4.93	—

Class R1:	—	—	—	—

Class Y: Inception (08/12/2005)	21.23	—	—	4.74%

Barclays Capital US Corp INV Bd Index (reflects no deductions for fees, expenses or taxes)	18.68	4.58	6.58

Lipper BBB Rated Funds Index	19.35	3.95	5.71

1	The expected launch of Class R shares is on or about May 2, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service on the Fund

Chuck Burge	Portfolio Manager	2010

John Craddock	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. Class R shares of Invesco Van Kampen Corporate Bond Fund are not currently available for public sale. New or additional investments in Class B shares are no longer permitted. The minimum investments for Class A, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

3        Invesco Van Kampen Corporate Bond Fund

invesco.com/us  VK-CBDSUM-PRO-1

Summary Prospectus	December 22, 2010

Invesco Van Kampen Corporate Bond Fund

Institutional Class: (ACCWX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 22, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objectives
The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	0.39%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.14

Total Annual Fund Operating Expenses[1]	0.53

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$54	$170	$296	$665

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Corporate Bond Fund (the predecessor fund) and the Fund for the most recent fiscal year was 74% of the average value of the portfolio.

Principal Investment Strategies of the Fund
The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in corporate bonds. For these purposes a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark).

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Specialist decision makers employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will

1        Invesco Van Kampen Corporate Bond Fund

VK-CBD-SUMPRO-2

look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities decide to purchase or sell securities using their relative value considerations. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Types of Securities. Under normal market conditions, the Fund invests primarily in corporate debt securities with original maturities of more than one year. The Fund may invest up to 20% of its total assets in convertible securities and up to 10% of its total assets in preferred stocks. In addition, a portion or all of the Fund’s total assets may be invested in securities issued by foreign governments or corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities. The Fund may from time to time invest in derivative instruments such as futures contracts and swap agreements, including but not limited to interest rate futures, credit default swaps, and engage in mortgage dollar roll transactions, a form of repurchase agreement activity in the to-be-announced (TBA) market for agency MBS. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus. The Fund may engage in dollar roll transactions to enhance the Fund’s return on cash.

Quality Levels. Under normal market conditions, between 60% to 100% of the Fund’s total assets are invested in investment grade securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) at the time they are purchased, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated Prime by Moody’s or A by S&P and cash and cash equivalents.

Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P at the time of purchase. No more than 20% of the Fund’s total assets may be invested in securities rated B or lower by Moody’s or S&P, or which are unrated, although it is the Fund’s current policy not to buy any securities rated below B or unrated securities judged by the Adviser to be of comparable quality. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities of comparable quality are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principle risks of investing in the Fund are:

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. To the extent that the Fund invests in securities with medium- or lower-credit qualities, it is subject to a higher level of credit risk than a fund that invests only in investment grade securities. Medium- and lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of lower-grade securities, especially those with longer maturities or those that do not make regular interest payments, generally are more sensitive to negative issuer developments or adverse economic conditions and may be more volatile than are higher-grade securities.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying security.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Performance Information
No performance information is available for Institutional Class shares because it has not yet commenced operations. In the future, Institutional Class shares will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in Institutional Class shares by comparing Institutional Class shares’ performance with a broad measure of market performance and by showing changes in Institutional Class shares performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service on the Fund

Chuck Burge	Portfolio Manager	2010

John Craddock	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.

2        Invesco Van Kampen Corporate Bond Fund

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 Million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

3        Invesco Van Kampen Corporate Bond Fund

invesco.com/us  VK-CBD-SUMPRO-2